Employee benefits - Plan assets composition (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Employee benefits
Equity instruments	$ 11,336	$ 9,839
Debt instruments	15,815	15,707
Cash and deposits	1,099	989
Other	2,405	1,990
Fair value of the plan assets	$ 30,655	$ 28,525